                                                   Olympus Pacific Minerals Inc.
                                                  10 King Street East, Suite 500
                                                             Toronto, ON, Canada
                                                                         M5C 1C3

November 16, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Attention: Office of Filings, Information and Consumer Services

Re: Olympus Pacific Minerals Inc.

Dear Sir or Madam:

We hereby file our Registration Statement on Form 20-F, dated November 16, 2006
("Form 20-F").

The Company has interests in gold properties and one gold plant located in
Vietnam. The details of the mineralization on the Company's properties are described in reports titled "A Technical Review of the Bong Mieu Gold Project,
Vietnam" prepared by Micon International Limited, dated November 30, 2004, "A
Technical Review of the Bong Mieu Gold Project in Quang Nam Province, Vietnam"
prepared by Watts, Griffis and McOuat Limited ("WGM"), dated September 17, 2004 and "A Technical Review of the Phuoc Son Gold Project in Quang Nam Province,
Vietnam" prepared by WGM, dated January 30, 2004. Please let me know if you would like the Company to supply the Staff with these reports as Supplemental
Information. Alternatively, the reports can be found online at the SEDAR website under the documents for Olympus Pacific Minerals Inc.

Please contact me if you have any questions or require additional information.

Sincerely,

/s/ P. Campagnoni

Pamela Campagnoni, CA, CPA(Illinois)
VP Finance
(416) 572-2525 ext 229
Encls.